Schedule of operating segments (Details) - USD ($)	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Loss before tax		$ (6,303)	$ (4,303)
Income tax expense
Loss for the financial period		(6,303)	(4,303)
Segment assets		1	1	$ 1
Segment liabilities		$ 6,303	4,303	4,303
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Loss from operations						$ (2,355,731)	$ (535,452)
Finance costs						(42,844)	(46,608)
Loss before tax						(2,398,575)	(582,060)
Income tax expense						7,414	(147,802)
Loss for the financial period						(2,391,161)	(729,862)
Segment assets						6,700,933	4,802,896
Segment liabilities						5,249,941	3,172,140
Amortisation of intangible assets						44,807	91,773
Amortisation of right-of-use assets						403,019	326,992
Additional of property, plant and equipment						221,317	274,467
Depreciation of property, plant and equipment						455,613	479,861
Property, plant and equipment written off						14,083	69,162
Impairment losses on investment in associates							250
Impairment losses on investment in unquoted shares							343
Alps Global Holding Berhad [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue						(652,366)	(974,295)
Loss from operations							1,574,357
Finance costs
Loss before tax							1,574,357
Income tax expense
Loss for the financial period							1,574,357
Segment assets						(6,543,765)	(6,477,331)
Segment liabilities						(6,383,376)	(6,596,592)
Amortisation of intangible assets
Amortisation of right-of-use assets
Additional of property, plant and equipment
Depreciation of property, plant and equipment
Property, plant and equipment written off
Impairment losses on investment in associates
Impairment losses on investment in unquoted shares
Alps Global Holding Berhad [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue						2,403,552	3,594,828
Loss from operations						(2,355,731)	(535,452)
Finance costs						(42,844)	(46,608)
Loss before tax						(2,398,575)	(582,060)
Income tax expense						7,414	(147,802)
Loss for the financial period						(2,391,161)	(729,862)
Segment assets						6,700,933	4,802,896
Segment liabilities						5,249,941	3,172,140
Amortisation of intangible assets						44,807	91,773
Amortisation of right-of-use assets						403,019	326,992
Additional of property, plant and equipment						221,317	274,467
Depreciation of property, plant and equipment						455,613	479,861
Property, plant and equipment written off						14,083	69,162
Impairment losses on investment in associates							250
Impairment losses on investment in unquoted shares							343
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Loss from operations				(1,191,419)	$ (843,376)
Finance costs				(17,141)	(12,885)
Loss before tax	$ (6,441)			(1,208,560)	(856,261)
Income tax expense				(53,471)
Loss for the financial period	(6,441)			(1,262,031)	(856,261)
Segment assets			8,085,097	8,085,097	5,030,525
Segment liabilities	$ 6,441		7,757,634	7,757,634	3,612,014
Amortisation of intangible assets				24,668	16
Amortisation of right-of-use assets				232,510	155,503
Additional of property, plant and equipment				72,659	160,272
Depreciation of property, plant and equipment				250,522	224,071
Alps Life Science Inc [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue				(384,926)	(401,319)
Loss from operations
Finance costs
Loss before tax
Income tax expense
Loss for the financial period
Segment assets			(8,196,713)	(8,196,713)	(6,505,533)
Segment liabilities			(7,973,623)	(7,973,623)	(6,568,638)
Amortisation of intangible assets
Amortisation of right-of-use assets
Additional of property, plant and equipment
Depreciation of property, plant and equipment
Alps Life Science Inc [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue				1,829,681	1,280,229
Loss from operations				(1,191,419)	(843,376)
Finance costs				(17,141)	(12,885)
Loss before tax				(1,208,560)	(856,261)
Income tax expense				(53,471)
Loss for the financial period				(1,262,031)	(856,261)
Segment assets			8,085,097	8,085,097	5,030,525
Segment liabilities			7,757,633	7,757,633	3,612,014
Amortisation of intangible assets				24,668	16
Amortisation of right-of-use assets				232,510	155,503
Additional of property, plant and equipment				72,659	160,672
Depreciation of property, plant and equipment				250,522	224,071
Medical and wellness segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue						2,577,255	3,578,795
Loss from operations						(381,848)	589,943
Finance costs						(6,944)	(20,366)
Loss before tax						(388,792)	569,577
Income tax expense						7,414	(147,802)
Loss for the financial period						(381,378)	421,775
Segment assets						1,888,659	2,470,724
Segment liabilities						2,676,331	2,912,837
Amortisation of intangible assets						31	119
Amortisation of right-of-use assets						141,762	171,021
Additional of property, plant and equipment						75,773	49,093
Depreciation of property, plant and equipment						67,906	83,216
Property, plant and equipment written off						14,083	23,880
Impairment losses on investment in associates
Impairment losses on investment in unquoted shares
Medical and wellness segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue				1,961,119	1,409,337
Loss from operations				333,709	(121,786)
Finance costs				(13,781)	(4,046)
Loss before tax				319,928	(125,832)
Income tax expense				(12,207)
Loss for the financial period				307,721	(125,832)
Segment assets			2,906,779	2,906,779	2,589,814
Segment liabilities			3,537,863	3,537,863	3,132,014
Amortisation of intangible assets				18	16
Amortisation of right-of-use assets				81,837	81,329
Additional of property, plant and equipment				34,127	42,298
Depreciation of property, plant and equipment				33,371	33,216
Life science segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue						393,419	901,369
Loss from operations						(1,130,176)	(839,914)
Finance costs						(12,240)	(20,845)
Loss before tax						(1,142,416)	(860,759)
Income tax expense
Loss for the financial period						(1,142,416)	(860,759)
Segment assets						2,893,474	3,562,862
Segment liabilities						5,194,755	4,824,921
Amortisation of intangible assets							44,928
Amortisation of right-of-use assets						117,110	122,214
Additional of property, plant and equipment						42,013	222,685
Depreciation of property, plant and equipment						370,197	386,963
Property, plant and equipment written off							45,282
Impairment losses on investment in associates
Impairment losses on investment in unquoted shares
Life science segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue				203,713	229,074
Loss from operations				(656,631)	(528,169)
Finance costs				(3,360)	(7,067)
Loss before tax				(659,991)	(535,236)
Income tax expense				(41,264)
Loss for the financial period				(701,255)	(535,236)
Segment assets			3,261,435	3,261,435	3,330,702
Segment liabilities			6,582,980	6,582,980	5,052,693
Amortisation of intangible assets
Amortisation of right-of-use assets				64,474	58,120
Additional of property, plant and equipment				34,516	17,323
Depreciation of property, plant and equipment				207,215	183,172
All other segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue						85,244	88,959
Loss from operations						(843,707)	(1,859,838)
Finance costs						(23,660)	(5,397)
Loss before tax						(867,367)	(1,865,235)
Income tax expense
Loss for the financial period						(867,367)	(1,865,235)
Segment assets						8,462,565	5,246,641
Segment liabilities						3,762,231	2,030,974
Amortisation of intangible assets						44,776	46,726
Amortisation of right-of-use assets						144,147	33,757
Additional of property, plant and equipment						103,531	2,689
Depreciation of property, plant and equipment						17,510	9,682
Property, plant and equipment written off
Impairment losses on investment in associates							250
Impairment losses on investment in unquoted shares							343
All other segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue				49,775	43,137
Loss from operations				(868,497)	(193,421)
Finance costs					(1,772)
Loss before tax				(868,497)	(195,193)
Income tax expense
Loss for the financial period				(868,497)	(195,193)
Segment assets			10,113,596	10,113,596	5,613,542
Segment liabilities			$ 5,610,413	5,610,413	1,995,945
Amortisation of intangible assets				24,650
Amortisation of right-of-use assets				86,199	16,054
Additional of property, plant and equipment				4,016	101,051
Depreciation of property, plant and equipment				9,936	7,683
External sales [member] | Alps Global Holding Berhad [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue
External sales [member] | Alps Global Holding Berhad [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue						2,403,552	3,594,828
External sales [member] | Alps Life Science Inc [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue
External sales [member] | Alps Life Science Inc [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue				1,829,681	1,280,229
External sales [member] | Medical and wellness segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue						2,390,113	3,557,231
External sales [member] | Medical and wellness segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue				1,822,108	1,272,468
External sales [member] | Life science segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue						523	24,118
External sales [member] | Life science segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue				462	519
External sales [member] | All other segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue						12,916	13,479
External sales [member] | All other segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue				7,111	7,242
Inter segment sales [member] | Alps Global Holding Berhad [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue						(652,366)	(974,295)
Inter segment sales [member] | Alps Global Holding Berhad [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue
Inter segment sales [member] | Alps Life Science Inc [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue				(384,926)	(401,319)
Inter segment sales [member] | Alps Life Science Inc [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue
Inter segment sales [member] | Medical and wellness segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue						187,142	21,564
Inter segment sales [member] | Medical and wellness segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue				139,011	136,869
Inter segment sales [member] | Life science segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue						392,896	877,251
Inter segment sales [member] | Life science segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue				203,251	228,555
Inter segment sales [member] | All other segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue						$ 72,328	$ 75,480
Inter segment sales [member] | All other segments [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total revenue				$ 42,664	$ 35,895